Debt - Long-term debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt [Line Items]
Long-term debt including current portion of long-term debt	€ 7,568	€ 8,111
Non-current portion of non-current borrowings	€ 7,035	7,270	€ 6,473
Borrowings, maturity	6.0
Current portion of non-current borrowings	€ 532	842
Forward contract [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	396	858
Non-current portion of non-current borrowings	76	252
Current portion of non-current borrowings	321	606
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	1,074	1,082
Non-current portion of non-current borrowings	864	852
Current portion of non-current borrowings	211	230
Bank borrowings [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	203	705
Non-current portion of non-current borrowings	201	702
Current portion of non-current borrowings	1	2
Other long-term debt [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	0	28
Non-current portion of non-current borrowings	0	24
Current portion of non-current borrowings	0	4
US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	1,325	1,378
Euro [Member] | Bonds [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	€ 4,569	€ 4,061
Weighted average [member]
Debt [Line Items]
Borrowings, maturity	6.0	6.1
Borrowings, interest rate	2.90%	2.40%
Weighted average [member] | Forward contract [member]
Debt [Line Items]
Borrowings, maturity	0.8	1.0
Borrowings, interest rate	1.40%
Weighted average [member] | Lease liabilities [member]
Debt [Line Items]
Borrowings, maturity	3.9	3.9
Borrowings, interest rate	3.10%	2.40%
Weighted average [member] | Bank borrowings [Member]
Debt [Line Items]
Borrowings, maturity	1.2	1.9
Borrowings, interest rate	4.20%	1.70%
Weighted average [member] | Other long-term debt [Member]
Debt [Line Items]
Borrowings, maturity	7.4	8.9
Borrowings, interest rate	1.20%	2.90%
Weighted average [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Borrowings, maturity	13.3	14.3
Borrowings, interest rate	6.30%	6.30%
Weighted average [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Borrowings, maturity	5.1	5.7
Borrowings, interest rate	2.00%	1.70%
Later than one year [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	€ 1,325	€ 1,378
Later than one year [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	4,569	4,061
Later than one year and not later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings	3,357	3,562
Later than one year and not later than five years [member] | Forward contract [member]
Debt [Line Items]
Non-current portion of non-current borrowings	76	252
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	505	505
Non-current portion of non-current borrowings	505	504
Later than one year and not later than five years [member] | Bank borrowings [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	201	702
Later than one year and not later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	0	17
Later than one year and not later than five years [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	240	250
Later than one year and not later than five years [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	2,335	1,836
Later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings	3,678	3,706
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	358	348
Non-current portion of non-current borrowings	358	348
Later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	0	6
Later than five years [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	1,085	1,128
Later than five years [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	€ 2,234	€ 2,225